Parent Only Information	12 Months Ended
Dec. 31, 2022
Parent Only Information [Abstract]
Parent Only Information

19. Parent Only Information

SAI.TECH Global Corporation (the “Parent Company”) was incorporated on January 26, 2021, and have become parent company of the Company since the completion of the Business Combination on April 29, 2022. Following the closing of the Business Combination, SAITECH Limited became a wholly owned subsidiary of TradeUP Global Corporation (“TradeUP”), which subsequently renamed to “SAI.TECH Global Corporation”. The transaction is accounted for as a recapitalization, SAITECH Limited is determined as the predecessor and the historical financial statements of SAITECH Limited became the Company’s historical financial statements, and SAI.TECH Limited’s financial statements are determined as the Company’s Parent Company financial statements. See Note 1a — “Reverse recapitalization” for more information.

The following disclosures presented the financial positions of the Parent Company as of December 31, 2021 and 2022, and results of operations and cash flows for the years ended December 31, 2022, 2021 and 2020, as if the current corporate structure has been in existence throughout the periods presented.

The audited condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements.

Condensed Balance Sheets
(In thousands, except for share and per share data, or otherwise stated)

	As of December 31, 2021	As of December 31, 2022
	US$	US$
Assets
Cash	3,311	9,376
Amount due from subsidiaries and VIE	—	—
Accounts receivable	1,174	57
Other receivables	—	474
Amounts due from related parties	7,400	16,407
Long-term investment	100	50
Investments in subsidiaries and VIE	—	—
Cryptocurrencies	4	18
Operating lease right-of-use assets	43	27
Total Assets	12,032	26,409
Accounts payable	1,259	163
Accrued payroll	—	60
Operating lease liabilities-current	17	11
Operating lease liabilities-non-current	27	17
Investments in subsidiaries and VIE	—	5,844
Total Liabilities	1,303	6,095
Mezzanine equities	12,473	—
Equity:
*Class A Ordinary shares ($0.0001 par value; 330,369,366 shares authorized, 13,315,903 and 2,544,148 shares issued and outstanding in December 31, 2022 and December 31, 2021)	1	1
*Class B Ordinary shares ($0.0001 par value; 9,630,634 shares authorized and outstanding in December 31, 2022 and December 31, 2021)	1	1
Subscription receivable	(9)	—
Additional paid-in capital	12,928	46,030
Statutory reserves	—	—
Accumulated deficit	(14,747)	(25,257)
Accumulated other comprehensive income/(loss)	82	(461)
Total equity	(1,744)	20,314
Total Liabilities and Equity	12,032	26,409

____________

*        The shares and per share data are presented on a retroactive basis to reflect the reorganization.

Condensed Statements of Operations
(In thousands, except otherwise stated)

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Revenue	—	2,527	2,608
Cost of revenue	—	(2,302)	(2,268)
General and administrative expenses	—	(508)	(3,502)
Sales and marketing expenses	—	(14,464)	(150)
R&D expenses			(6)
Asset impairment loss			(19)
Other expense, net			(885)
Share of income/(loss) from subsidiaries and VIE	403	(909)	(4,623)
Net income/(loss)	403	(15,656)	(8,845)

Condensed Statements of Cash Flows
(In thousands, except otherwise stated)

	For the year ended December 31,
	2020	2021	2022
	US$	US$	US$
Cash flows used in operating activities	—	(209)	(4,579)
Investment in subsidiaries and VIE	(2,923)	(7,500)	—
Collection of due from/(increase in due from) subsidiaries and VIE	—	2,828	(9,007)
Cash flows used in investing activities	(2,923)	(4,672)	(9,007)
Proceeds from issuance of redeemable preferred shares	2,923	8,191	—
Reverse Recapitalization	—	—	19,652
Cash flows from financing activities	2,923	8,191	19,652
Effect of exchange rate changes	—	—	—
Net change in cash and cash equivalents	—	3,310	6,066
Cash and cash equivalents at beginning of the period	—	—	3,310
Cash and cash equivalents at end of the period	—	3,310	9,376